Acquisition of Lima One Holdings, LLC - Intangible Assets (Details) - Lima One - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jul. 01, 2021
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangibles	$ 21,400	$ 28,000
Amortization	(6,600)
Trademarks / Trade Names
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangibles	3,800	4,000
Amortization	$ (200)
Amortization Period	10 years
Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangibles	$ 12,000	16,000
Amortization	$ (4,000)
Amortization Period	4 years
Internally Developed Software
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangibles	$ 3,600	4,000
Amortization	$ (400)
Amortization Period	5 years
Non-Compete Agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangibles	$ 2,000	$ 4,000
Amortization	$ (2,000)
Amortization Period	1 year